Convertible Notes Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 16 — Convertible Notes Payable

Securities Purchase Agreements

On July 15, 2025, the Company entered into Securities Purchase Agreements (the “July 2025 SPAs”) with two unaffiliated accredited investors (“July 2025 Lenders”), pursuant to which the Company issued promissory notes (the “July 2025 Notes”) to the July 2025 Lenders in the aggregate principal amount of $354,200, which includes an aggregate original issue discount of $46,200, for a purchase price of $308,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the July 2025 Notes. The July 2025 Notes bear interest at a one-time charge of 12% applied on the issuance date, mature on May 15, 2026, and is repayable in five monthly payments commencing January 15, 2026. The July 2025 Notes are convertible into shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the July 2025 Notes. The proceeds from the issuances of the July 2025 Notes were used for general working capital purposes. The July 2025 Lenders have piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the July 2025 Notes. The July 2025 Notes include customary representations, warranties, covenants, and default provisions. The Company may prepay the July 2025 Notes within the first 180 days. The loan pursuant to the July 2025 Notes closed and funded on July 17, 2025.

During the three and six months ended March 31, 2026, the Company repaid $147,644 and $297,528, respectively on the July 2025 Notes. For the three months ended March 31, 2026 and 2025, total amortized debt issuance cost of $16,293 and $0 was included in interest expense on the accompanying unaudited condensed consolidated statements of operations, respectively. For the six months ended March 31, 2026 and 2025 total amortized debt issuance cost of $32,586 and $0 was included in interest expense on the accompanying unaudited condensed consolidated statements of operations, respectively. For the three months ended March 31, 2026 and 2025, total interest expense $12,751 and $0 was included in interest expense on the accompanying unaudited condensed consolidated statements of operations, respectively. For the six months ended March 31, 2026 and 2025, total interest expense $25,502 and $0 was included in interest expense on the accompanying unaudited condensed consolidated statements of operations, respectively. At March 31, 2026 and September 30, 2025, the balance of the July Notes of $43,795 and $308,737, respectively, recorded in convertible notes payable on the accompanying unaudited condensed consolidated balance sheets, includes $12,877 and $45,463, respectively of unamortized debt issuance cost.

On October 6, 2025, the Company entered into a Securities Purchase Agreement (the “October 2025 SPA”) with an unaffiliated accredited investor, pursuant to which the Company issued a promissory note (the “October 2025 Note”) to the investor in the aggregate principal amount of $296,700, which includes an aggregate original issue discount of $38,700, for a purchase price of $258,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the October 2025 Note. The October 2025 Note bear interest at a one-time charge of 12% applied on the issuance date, mature on July 30, 2026, and is repayable in five monthly payments commencing March 30, 2026. The October 2025 Note is convertible into shares of the Company’s common stock, par value $0.01 per share, solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the October 2025 Note. The proceeds from the issuances of the October 2025 Note were used for general working capital purposes. The October 2025 investor have piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the October 2025 Note. The October 2025 Note include customary representations, warranties, covenants, and default provisions. The Company may prepay the October 2025 Notes within the first 180 days.

For the three ended March 31, 2026 and 2025, total amortized debt issuance cost of $14,012 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the six months ended March 31, 2026 and 2025, total amortized debt issuance cost of $28,024 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended March 31, 2026 and 2025, total interest expense $10,681 and $0, respectively, and $24,693 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. At March 31, 2026 and September 30, 2025, the balance of the October Notes of $111,871 and $0, respectively, recorded in convertible notes payable on the accompanying unaudited condensed balance sheets, includes $18,677 and $0, respectively of unamortized debt issuance cost.

On November 12, 2025, the Company entered into a Securities Purchase Agreement (the “November 2025 SPA”) with an unaffiliated accredited investor, pursuant to which the Company issued a promissory note (the “November 2025 Note”) to the November 2025 investor in the aggregate principal amount of $354,200, which includes an aggregate original issue discount of $46,200, for a purchase price of $308,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the November 2025 Note. The November 2025 Note bear interest at a one-time charge of 12% applied on the issuance date, mature on September 15, 2026, and is repayable in five monthly payments commencing May 15, 2026. The November 2025 Note is convertible into shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the November 2025 Notes. The proceeds from the issuances of the November 2025 Notes were used for general working capital purposes. The investor has piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the November 2025 Note. The November 2025 Note include customary representations, warranties, covenants, and default provisions. The Company may prepay the November 2025 Note within the first 180 days.

For the three and six months ended March 31, 2026 and 2025, total amortized debt issuance cost of $17,533 and $0, respectively, and $24,174 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended March 31, 2026 and 2025, total interest expense $12,751 and $0, respectively, and $23,909 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. At March 31, 2026 and September 30, 2025, the balance of the November Notes of $324,174 and $0, respectively, recorded in convertible notes payable on the accompanying balance sheets, includes $30,026 and $0, respectively of unamortized debt issuance cost.

Standby Equity Purchase Agreement - Pre-Paid Advance

In connection with the SEPA (See Note 19), and subject to the condition set forth therein, the Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5.0 million (the “Pre-Paid Advance”). The first Pre-Paid Advance was disbursed on July 25, 2025 with respect to $3.0 million and the balance of $2.0 million was disbursed on September 11, 2025 upon the registration statement registering the resale of the shares of common stock issuable under the SEPA being declared effective. The purchase price for the Pre-Paid Advance is 94% of the principal amount of the Pre-Paid Advance. Interest shall accrue on the outstanding balance of any Pre-Paid Advance at an annual rate equal to 6.0%, subject to an increase to 18% upon an event of default as described in the Convertible Notes. The maturity date is 12-months after the closing of each tranche of the Pre-Paid Advance. The Investor may convert the Convertible Notes into shares of the Company’s common stock at a conversion price equal to the lower of $10.00 or 93% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion (the “Conversion Price”), which in no event may the Conversion Price be lower than $1.00 (the “Floor Price”) provided, however, that the Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five (5) Trading Days immediately prior to the earlier of (i) date of effectiveness of the Registration Statement, (ii) the six-month anniversary of the date of the SEPA. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amounts set forth in a written notice to the Holder; provided that such reduction shall be irrevocable and shall not be subject to increase thereafter. In addition, upon the occurrence and during the continuation of an event of default, the Convertible Notes shall become immediately due and payable and the Company shall pay to the Investor the principal and interest due thereunder. In no event shall Investor be allowed to effect a conversion if such conversion, along with all other shares of common stock beneficially owned by Investor and its affiliates would exceed 4.99% of the outstanding shares of the common stock of the Company. If any time on or after the issuance of the Convertible Notes (i) the daily VWAP is less than the Floor Price for five trading days during a period of seven consecutive trading days (“Floor Price Trigger”), or (ii) the Company has issued in excess of 99% of the shares of common stock available under the Exchange Cap, where applicable ( “Exchange Cap Trigger” and collectively with the Floor Price Trigger, the “Trigger”), then the Company shall make monthly payments to Investor beginning on the seventh trading day after the Trigger and continuing monthly in the amount of $750,000 plus an 5.0% premium and accrued and unpaid interest. The Exchange Cap Trigger will not apply in the event the Company has obtained the approval from its stockholders in accordance with the rules of Nasdaq Stock Market for the issuance of shares of common stock pursuant to the transactions contemplated in the Convertible Note and the SEPA in excess of 19.99% of the aggregate number of shares of common stock issued and outstanding as of the effective date of the SEPA (the “Exchange Cap”).

The Convertible Notes is a legal debt obligation with a variable-share conversion feature and the Company elected to account for the Convertible Notes at fair value under ASC 825. The Note remains a liability after issuance and the instrument is remeasured after initial recognition, with changes in fair value recognized in earnings each reporting period until settlement, modification, or extinguishment, consistent with the liability-classified model. As of March 31, 2026 and September 30, 2025, the par value of the notes was $5,000,000 and the fair value of the notes was $4,831,699 and $4,552,653, respectively. For the three months ended March 31, 2026 and 2025, total interest expense $75,616 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the six months ended March 31, 2026 and 2025, total interest expense $150,411 and $0 respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations.

January 2026 Notes

On January 9, 2026, the Company issued promissory notes (the “January 2026 Notes”) to two investors in the aggregate principal amount of $354,200, which includes an aggregate original issue discount of $46,200, for a purchase price of $293,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the January 2026 Notes. The January 2026 Notes bear interest at a one-time charge of 12% applied on the issuance date, mature on November 15, 2026, and is repayable in five monthly payments commencing July 15, 2026. The January 2026 Notes are convertible into shares of the Company’s common stock, par value $0.01 per share, solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the January 2026 Notes. The proceeds from the issuances of the January 2026 Notes were used for general working capital purposes. The investors have piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the January 2026 Notes. The January 2026 Notes include customary representations, warranties, covenants, and default provisions. The Company may prepay the January 2026 Notes within the first 180 days.

The Company evaluated the embedded conversion features and other terms of the January 2026 Notes under applicable accounting guidance, including ASC 815, Derivatives and Hedging. The conversion feature is exercisable solely upon an event of default and, accordingly, the Company concluded that bifurcation of the embedded conversion feature was not required as of issuance. The January 2026 Notes were therefore initially recorded at their principal amount, net of unamortized original issue discount and debt issuance costs. As the notes were not elected under the fair value option of ASC 825, the Company accounts for the January 2026 Notes at amortized cost and no recurring fair value measurement is required.

For the three ended March 31, 2026 and 2025, total amortized debt issuance cost of $14,344 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the six months ended March 31, 2026 and 2025, total amortized debt issuance cost of $14,344 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended March 31, 2026 and 2025, total interest expense $10,626 and $0, respectively, and $10,626 and $0, respectively, was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. At March 31, 2026 and September 30, 2025, the balance of the October Notes of $314,344 and $0, respectively, recorded in convertible notes payable on the accompanying balance sheets, includes $39,856 and $0, respectively of unamortized debt issuance cost.

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) for the three and six months ended March 31, 2026.

Convertible Notes
Convertible Notes balance at September 30, 2025	$4,552,653
Change in fair value	286,680
Convertible Notes balance at December 31, 2025	4,839,333
Change in fair value	(7,634)
Convertible Notes balance at March 31, 2026	$4,831,699

The Convertible notes were valued using unobservable inputs that are not corroborated by market data (Level 3). The valuation is based on Monte Carlo Simulation to simulate weekly stock prices through maturity. The enterprise value is then allocated to each class of outstanding shares and convertible notes based on an option pricing model where the value for each class is driven by the current value and expected volatility of the underlying equity value.

The key assumptions used to value the convertible notes as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Stock Price	$4.74	$9.53
Equity Volatility	59%	52%
Discount Rate	45%	41%
Risk free rate of return	3.67-3.68%	3.70%
Term to maturity (years)	0.32-0.45	0.82

The following table presents balance of the convertible notes with significant unobservable inputs (Level 3) as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Convertible notes (at fair value)	$4,831,699	$4,552,653
July Notes (at amortized cost)	43,795	308,737
October Note (at amortized cost)	111,871	—
November Note (at amortized cost)	324,174	—
January 2026 Note (at amortized cost))	314,344	—
Balance, Convertible notes payable	$5,625,883	$4,861,390

Note 9 — Convertible Notes Payable

Securities Purchase Agreement

On July 15, 2025, the Company entered into Securities Purchase Agreements (the “July 2025 SPAs”) with two unaffiliated accredited investors (“July 2025 Lenders”), pursuant to which the Company issued promissory notes (the “July 2025 Notes”) to the July 2025 Lenders in the aggregate principal amount of $354,200, which includes an aggregate original issue discount of $46,200, for a purchase price of $308,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the July 2025 Notes. The July 2025 Notes bear interest at a one-time charge of 12% applied on the issuance date, mature on May 15, 2026, and is repayable in five monthly payments commencing January 15, 2026. The July 2025 Notes are convertible into shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the July 2025 Notes. The proceeds from the issuances of the July 2025 Notes were used for general working capital purposes. The July 2025 Lenders have piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the July 2025 Notes. The July 2025 Notes include customary representations, warranties, covenants, and default provisions. The Company may prepay the July 2025 Notes within the first 180 days. The loan pursuant to the July 2025 Notes closed and funded on July 17, 2025.

For the year ended September 30, 2025 and 2024, total amortized debt issuance cost of $8,737 and $0 was included in interest expense on the accompanying consolidated statements of operations, respectively. For the year ended September 30, 2025 and 2024, total interest expense $10,626 and $0 was included in interest expense on the accompanying consolidated statements of operations, respectively. At September 30, 2025 and 2024, the balance of the July Notes of $308,737 and $0, respectively, recorded in convertible notes payable on the accompanying balance sheets, includes $45,463 and $0, respectively of unamortized debt issuance cost.

Standby Equity Purchase Agreement - Pre Paid Advance

In connection with the SEPA (See Note 11), and subject to the condition set forth therein, the Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5.0 million (the “Pre-Paid Advance”). The first Pre-Paid Advance was disbursed on July 25, 2025 with respect to $3.0 million and the balance of $2.0 million was disbursed on September 11, 2025 upon the registration statement registering the resale of the shares of common stock issuable under the SEPA being declared effective. The purchase price for the Pre-Paid Advance is 94% of the principal amount of the Pre-Paid Advance. Interest shall accrue on the outstanding balance of any Pre-Paid Advance at an annual rate equal to 6.0%, subject to an increase to 18% upon an event of default as described in the Convertible Notes. The maturity date is 12-months after the closing of each tranche of the Pre-Paid Advance. The Investor may convert the Convertible Notes into shares of the Company’s common stock at a conversion price equal to the lower of $10.00 or 93% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion (the “Conversion Price”), which in no event may the Conversion Price be lower than $1.00 (the “Floor Price”) provided, however, that the Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five (5) Trading Days immediately prior to the earlier of (i) date of effectiveness of the Registration Statement, (ii) the six-month anniversary of the date of the SEPA. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amounts set forth in a written notice to the Holder; provided that such reduction shall be irrevocable and shall not be subject to increase thereafter. In addition, upon the occurrence and during the continuation of an event of default,

The Convertible Notes is a legal debt obligation with a variable-share conversion feature that ensures a fixed monetary return to the holder, thus qualifying as a liability under ASC 480-10. the Note remains a liability after issuance and the instrument is remeasured after initial recognition, with changes in fair value recognized in earnings each reporting period until settlement, modification, or extinguishment, consistent with the liability-classified model. As of September 30, 2025, the par value of the notes was $5,000,000 and the fair value of the notes was $4,552,653. For the year ended September 30, 2025 and 2024, total interest expense $39,288 and $0 was included in interest expense on the accompanying consolidated statement of operations, respectively.

The Convertible notes were valued using unobservable inputs that are not corroborated by market data (Level 3). The valuation is based on Monte Carlo Simulation to simulate weekly stock prices through maturity. The enterprise value is then allocated to each class of outstanding shares and convertible notes based on an option pricing model where the value for each class is driven by the current value and expected volatility of the underlying equity value.

The key assumptions used to value the convertible notes as of September 30, 2025:

Stock Price	$9.53
Equity Volatility	52.0%
Discount Rate	41.0%
Risk free rate of return	3.70%
Term to maturity (years)	0.82

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) as of September 30, 2025:

Convertible Debentures
Balance at October 1, 2024	$—
Proceeds received	4,700,000
Change in fair value	(147,347)
Balance at September 30, 2025 at fair value	$4,552,653

July notes (at amortized cost)	308,737
Convertible notes payable	$4,861,390